Discontinued Operations And Held For Sale Businesses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																			12 Months Ended									12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Subsidiary Lal Pir And Pak Gen [Member]	Dec. 31, 2009 Subsidiary Lal Pir And Pak Gen [Member]	Dec. 31, 2011 Subsidiary Lal Pir [Member]	Dec. 31, 2010 Subsidiary Lal Pir [Member] mw	Dec. 31, 2009 Subsidiary Lal Pir [Member]	Dec. 31, 2011 Subsidiary Pak Gen [Member]	Dec. 31, 2010 Subsidiary Pak Gen [Member] mw	Dec. 31, 2009 Subsidiary Pak Gen [Member]	Dec. 31, 2011 Subsidiary Barka [Member]	Dec. 31, 2010 Subsidiary Barka [Member] mw	Dec. 31, 2009 Subsidiary Barka [Member]	Dec. 31, 2011 Subsidiary Ras Laffan [Member]	Dec. 31, 2010 Subsidiary Ras Laffan [Member] mw	Dec. 31, 2009 Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Eastern Energy Subsidiary [Member] mw	Dec. 31, 2011 Subsidiary Borsod And Tiszapalkonya [Member] mw	Dec. 31, 2011 Brazil Telecom [Member]	Dec. 31, 2010 Brazil Telecom [Member]	Dec. 31, 2009 Brazil Telecom [Member]	Dec. 31, 2011 Edelap Edes And Central Dique [Member]	Dec. 31, 2010 Edelap Edes And Central Dique [Member]	Dec. 31, 2009 Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Edelap [Member] integer	Dec. 31, 2011 Edes [Member] integer	Dec. 31, 2011 Central Dique [Member] mw	Dec. 31, 2011 Carbon Reduction Projects [Member]	Dec. 31, 2011 Wind Projects [Member]	Dec. 31, 2010 Wind Projects [Member]	Dec. 31, 2009 Wind Projects [Member]	Dec. 31, 2011 Thames [Member] mw	Dec. 31, 2010 Subsidiary Barka Service Companies [Member]	Dec. 31, 2012 Red Oak [Member]	Dec. 31, 2012 Ironwood [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Generation Capacity (MW)							362			365			456			756		1,169	161									68					208
Divestiture Of Ownership In Subsidiary Percent							55.00%			55.00%			35.00%			55.00%				46.00%						90.00%	90.00%	51.00%	100.00%					100.00%	100.00%	100.00%
Sale Proceeds				$ 117									$ 170			$ 234				$ 893			$ 4												$ 147	$ 87
Sale Proceeds AES Portion				65									124
Gain (loss) on disposal and impairment, after taxes	86	64	(150)	(22)	(150)	0	(6)	(74)	0	(16)	(76)	0	80	0	0	6	0			446	0	0	(338)	0	0					(22)	0	0
(Gain) loss on disposal and impairment write-down before tax and NCI	388	209	(150)
Tax effect of gain on disposal of discontinued oeprations	300	132	0
Asset impairment expense	225	389	20															827											40
Fair Value																													0
Carrying Amount																													49
Customers Served																										329,000	172,000
Loss recognized due to CTA																							208
Discontinued Operations Income Loss
Revenue	631	1,453	1,715
Income (loss) from operations of discontinued businesses, before taxes	(113)	(732)	155
Income tax (expense) benefit	23	266	(48)
Income (loss) from operations of discontinued businesses	$ (90)	$ (466)	$ 107